Accumulated Other Comprehensive Income (Loss) (Tables)	12 Months Ended
Dec. 31, 2019
Accumulated Other Comprehensive Loss
Schedule of accumulated other comprehensive income (loss)

	For the year ended December 31, 2019
	Unrealized Losses on Available-
(In thousands)	for-Sale Securities	Total
Beginning balance	$(183)	$(183)
Other comprehensive income	174	174
Ending balance	$(9)	$(9)

	For the year ended December 31, 2018
	Unrealized Losses on Available-
(In thousands)	for-Sale Securities	Total
Beginning balance	$(165)	$(165)
Other comprehensive loss	(18)	(18)
Ending balance	$(183)	$(183)